Operating segments - Summary of underlying earnings within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Underlying earnings	$ 8,627	$ 5,100	$ 4,540
– attributable to owners of Rio Tinto (net earnings/(loss))	8,762	4,617	(866)
Items excluded from underlying earnings	135	(483)	(5,406)
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	9,642	6,064	5,515
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	6,692	4,611	3,940
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	1,583	947	1,118
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Underlying earnings	263	(18)	370
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	1,242	612	177
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Underlying earnings	(138)	(88)	(90)
Other items [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings/(loss))	(483)	(241)	(375)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings/(loss))	(178)	(147)	(211)
Finance costs [Member]
Disclosure of operating segments [Line Items]
– attributable to owners of Rio Tinto (net earnings/(loss))	$ (354)	$ (576)	$ (389)